SCHEDULE OF STOCK OPTION TRANSACTIONS (Details)		3 Months Ended		12 Months Ended
	Jan. 15, 2025 shares	Mar. 31, 2025 shares $ / shares	Mar. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of stock options, beginning balance		1,761,337	1,761,337	1,422,887	1,422,887
Weighted average exercise price, beginning balance | (per share)		$ 3.75	$ 5.39	$ 4.78	$ 6.33
Number of stock options, Options granted		605,000	605,000	552,000	552,000
Number of stock options, Expiry of options				(206,500)	(206,500)
Number of stock options, cancelled		(87,999)	(87,999)
Number of stock options, ending balance		2,278,338	2,278,338	1,761,337	1,761,337
Weighted average exercise price, ending balance | (per share)		$ 4.44	$ 6.38	$ 3.75	$ 5.39
Stock option two [member]
IfrsStatementLineItems [Line Items]
Number of stock options, ending balance		20,000	20,000
Employees [member] | Stock option two [member]
IfrsStatementLineItems [Line Items]
Number of stock options, Options granted	105,000
Description of vesting and expiration	The share options vest quarterly starting on January 15, 2026, and expire on January 15, 2035.